DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2025	2024
	£m	£m
Demand and time deposits[1]	190,741	184,060
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,590	1,715
	192,331	185,775
1Includes capital amount guaranteed / protected equity index-linked deposits of £87m (2024: £173m).